Consolidated Balance Sheets Details - Accounts Receivable (Details) $ in Millions	Feb. 28, 2017 USD ($)	Feb. 29, 2016 USD ($)
Balance Sheet Related Disclosures [Abstract]
Allowance for doubtful accounts receivable, current	$ 12	$ 10
Number of customers with a balance greater than 10% of total accounts receivable	1	0